SHAREHOLDERS' EQUITY (Summary of outstanding warrants) (Details) - $ / shares	1 Months Ended		12 Months Ended
	Dec. 31, 2016	Nov. 15, 2016	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and exercisable	40,000	1,904,762
Excersice price	$ 1.17	$ 1.05	$ 1.17
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date			May 18, 2016
Outstanding and exercisable			1,595,944
Excersice price	0.47		$ 0.47
Exercisable through			May 18, 2018
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date			May 18, 2016
Outstanding and exercisable			3,636,364
Excersice price	0.55		$ 0.55
Exercisable through			May 18, 2020
Warrant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date			May 18, 2016
Outstanding and exercisable			404,255
Excersice price	$ 0.55		$ 0.55
Exercisable through			Nov. 18, 2017